Employee Benefit Plans (Schedule of Expected Benefit Payments) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2016	$ 679
2017	680
2018	723
2019	823
2020	839
2021-2025	4,425
JVB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2016	470
2017	475
2018	524
2019	528
2020	551
2021-2025	2,884
FNB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2016	209
2017	205
2018	199
2019	295
2020	288
2021-2025	$ 1,541